Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable [Abstract]
Schedule of accounts payable
	December 31, 2013	December 31, 2012
Creditors	$ 234	$ 226
Brokers	966	820
Professional and legal fees	377	231

Total accounts payable	$ 1,577	$ 1,277